Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Fair value transfers between the amount			$ 0
Change in fair value of derivative warrant liabilities	$ (1,795,000)	$ 7,525,000
Public Warrants [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Class of warrants, exercise price per share	$ 2.30